Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Trading Symbol	AEG
Entity Registrant Name	AEGON NV
Entity Central Index Key	0000769218
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Title of 12(b) Security	Common shares
Security Exchange Name	NYSE
Document Annual Report	true
Document Transition Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	NL
Document Shell Company Report	false
ICFR Auditor Attestation Flag	true
Common shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,098,114,300
Common share B [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	571,795,040